Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Annual Rental Commitments Under Lease Obligations and Sublease Rental Receipts

The future minimum annual rental commitments under the lease obligations and sublease rental receipts at December 31, 2014 are as follows (in thousands):

	Lease Obligations	Sublease Rental Receipts	Total
Year ending December 31:
2015	$466	$(75)	$391
2016	487	(77)	410
2017	485	(67)	418
2018	414	—	414
2019	426	—	426
Thereafter	776	—	776

Total	$3,054	$(219)	$2,835